UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: : 811-06683
Morgan Stanley Health Sciences Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York                     10036
   (Address of principal executive offices)                 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2010
Date of reporting period: January 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Health Sciences Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2010

Total Return for the 6 Months Ended January 31, 2010

				S&P		Lipper
				500®		Health/
				Health	S&P	Biotechnology
				Care	500®	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]	Index[3]
13.33%	12.86%	12.93%	13.44%	13.39%	9.87%	11.70%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S. equity market continued to advance during the six-month reporting period as the expanding economy and improving credit conditions bolstered investor confidence and risk appetite. Although concerns remained about the high level of unemployment, the languishing housing market, and the potential for inflation, investors were encouraged by better-than-expected corporate earnings, a rise in merger and acquisition activity, and various other economic data that appeared to signal a sustained economic recovery.

For the six-month period ended January 31, 2010, the equity market gained 9.87 percent, as measured by the S&P 500® Index. Health care stocks overall outperformed the broad market, posting a 13.39 percent gain for the period, as measured by the S&P 500® Health Care Index (the “Index”). The outperformance was due to two main factors. First, U.S. health care stocks became a more attractive investment as some clarity on health care reform appeared toward the end of the year. Second, mergers in the pharmaceutical industry were welcomed by the market, providing momentum for big pharmaceutical names. Within the Index, the top-performing industries on an absolute basis were health care technology (+81.1 percent), health care providers and services (+19.0 percent) and pharmaceuticals (+15.5 percent). Only one industry within the Index – biotechnology – lost value for the period with a -1.1 percent return.

Performance Analysis

Class A, Class B, and Class C shares of Morgan Stanley Health Sciences Trust underperformed and Class I shares outperformed the S&P 500® Health Care Index (the “Index”), while all share classes outperformed the S&P 500® Index and the Lipper Health/Biotechnology Funds Index for the six months ended January 31, 2010, assuming no deduction of applicable sales charges.

The primary detractor from the Fund’s performance relative to the Index was positioning within the pharmaceuticals industry. Pharmaceuticals was the largest industry within the Index with a 52 percent weighting. Given this and its strong performance for the period, the industry was the largest contributor to the Index return. The Fund maintained an underweight allocation to pharmaceutical stocks, which dampened relative performance for the reporting period. Stock selection in the industry also held back returns.

Other positions, however, were additive to relative performance. The largest contributors to the portfolio’s return were positions in health care providers and services, health care equipment and supplies, and health care technology. Overweight allocations coupled with strong security selection within both the health care providers and services segment and the health care equipment and supplies segment boosted performance. An overweight to health care technology stocks also enhanced returns as this was the top performing segment within the Index for the six-month reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/10
Johnson & Johnson	14.4%
Pfizer, Inc.	8.8
Merck & Co., Inc.	5.8
Gilead Sciences, Inc.	4.8
Amgen, Inc.	4.8
Abbott Laboratories	4.4
WellPoint, Inc.	4.0
Baxter International, Inc.	3.7
Bristol-Myers Squibb Co.	3.6
Eli Lilly & Co.	3.4

TOP FIVE INDUSTRIES as of 01/31/10
Pharmaceuticals	51.2%
Health Care Providers & Services	19.1
Health Care Equipment & Supplies	14.3
Biotechnology	11.6
Life Sciences Tools & Services	3.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50 percent of its earnings or revenues, or it devotes at least 50 percent of its assets, to health science activities. Health science companies include, among others, hospitals, clinical test laboratories, health care facilities and home care companies, pharmaceutical companies and companies involved in the biotechnology industry, medical supply companies, companies that provide services to health care companies and HMOs and other health insurance companies.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/30/92)		(since 07/28/97)		(since 07/28/97)
Symbol	HCRAX		HCRBX		HCRCX		HCRDX
1 Year	21.22%[4]		20.19%[4]		20.24%[4]		21.45%[4]
	14.85	[5]	15.19	[5]	19.24	[5]	—

5 Years	4.94	[4]	4.15	[4]	4.18	[4]	5.20	[4]
	3.82	[5]	3.92	[5]	4.18	[5]	—

10 Years	6.11	[4]	5.46	[4]	5.33	[4]	6.36	[4]
	5.54	[5]	5.46	[5]	5.33	[5]	—

Since Inception	8.32	[4]	8.98	[4]	7.52	[4]	8.56	[4]
	7.86	[5]	8.98	[5]	7.52	[5]	—

Gross Expense Ratio	1.65%		2.40%		2.40%		1.40%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Standard & Poor’s (S&P) 500® Health Care Index is a market capitalization weighted index consisting of health care companies in the S&P 500® Index and is designed to measure the performance of the health care sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Health/Biotechnology Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/09 – 01/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/09 –
	08/01/09	01/31/10	01/31/10
Class A
Actual (13.33% return)	$1,000.00	$1,133.30	$8.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.94	$8.34
Class B
Actual (12.86% return)	$1,000.00	$1,128.60	$12.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.16	$12.13
Class C
Actual (12.93% return)	$1,000.00	$1,129.30	$12.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.16	$12.13
Class I
Actual (13.44% return)	$1,000.00	$1,134.40	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$7.07

@	Expenses are equal to the Fund’s annualized expense ratios of 1.64%, 2.39%, 2.39% and 1.39% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Health Sciences Trust
Portfolio of Investments - January 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.3%)
	Biotechnology (11.6%)
138,767	Amgen, Inc. (a)	$8,115,094
2,933	Biogen Idec, Inc. (a)(b)	157,619
3,527	Celgene Corp. (a)	200,263
1,476	Cephalon, Inc. (a)(b)	94,228
2,088	Genzyme Corp. (a)	113,295
168,808	Gilead Sciences, Inc. (a)	8,148,362
69,600	Vertex Pharmaceuticals, Inc. (a)(b)	2,672,640

		19,501,501

	Health Care Equipment & Supplies (14.3%)
106,976	Baxter International, Inc.	6,160,748
3,781	Becton Dickinson and Co.	284,974
23,372	Boston Scientific Corp. (a)	201,700
1,297	C.R. Bard, Inc. (b)	107,508
3,388	CareFusion Corp. (a)	87,241
40,700	Covidien PLC (Ireland)	2,057,792
82,146	DENTSPLY International, Inc. (b)	2,754,355
16,500	Edwards Lifesciences Corp. (a)	1,478,730
2,790	Hospira, Inc. (a)	141,286
432	Intuitive Surgical, Inc. (a)(b)	141,722
122,721	Medtronic, Inc.	5,263,504
5,678	St Jude Medical, Inc. (a)	214,231
18,796	Stryker Corp.	975,888
59,869	Varian Medical Systems, Inc. (a)	3,010,812
19,311	Zimmer Holdings, Inc. (a)	1,087,596

		23,968,087

	Health Care Providers & Services (19.1%)
6,569	Aetna, Inc.	196,873
3,308	Alfresa Holdings Corp. (Japan) (c)	136,251
3,488	AMERIGROUP Corp. (a)	88,770
19,585	AmerisourceBergen Corp.	533,887
141,306	Cardinal Health, Inc.	4,672,989
136,870	CIGNA Corp.	4,622,100
8,302	Coventry Health Care, Inc. (a)	189,950
1,772	DaVita, Inc. (a)	105,895
33,793	Express Scripts, Inc. (a)	2,833,881
2,029	Health Net, Inc. (a)	49,223
9,004	Healthspring, Inc. (a)	156,580
9,292	Humana, Inc. (a)	451,777
8,908	Kindred Healthcare, Inc. (a)	150,634
1,781	Laboratory Corp. of America Holdings (a)(b)	126,629
54,900	LifePoint Hospitals, Inc. (a)(b)	1,645,902
4,696	Magellan Health Services, Inc. (a)	185,398
84,656	McKesson Corp.	4,979,466
14,261	Medco Health Solutions, Inc. (a)	876,766
18,778	Medipal Holdings Corp. (Japan) (c)	238,438
2,683	Owens & Minor, Inc. (b)	107,561
2,147	Patterson Cos., Inc. (a)(b)	61,318
2,412	Quest Diagnostics, Inc.	134,276
3,004	Tenet Healthcare Corp. (a)	16,642
75,435	UnitedHealth Group, Inc.	2,489,355
12,774	Universal American Corp. (a)(b)	170,661
1,982	WellCare Health Plans, Inc. (a)	61,799
106,801	WellPoint, Inc. (a)	6,805,360

		32,088,381

	Health Care Technology (0.0%)
3,026	IMS Health, Inc.	65,483

	Life Sciences Tools & Services (3.1%)
73,800	Illumina, Inc. (a)(b)	2,707,722
2,973	Life Technologies Corp. (a)	147,788
900	Millipore Corp. (a)	62,073
2,740	PerkinElmer, Inc.	55,184
4,745	Thermo Fisher Scientific, Inc. (a)	218,982
36,624	Waters Corp. (a)	2,086,835

		5,278,584

	Pharmaceuticals (51.2%)
140,075	Abbott Laboratories	7,415,571
5,660	Allergan, Inc.	325,450
28,804	Bayer AG (Germany) (c)	1,962,236
247,281	Bristol-Myers Squibb Co.	6,023,765
162,447	Eli Lilly & Co.	5,718,134
4,075	Endo Pharmaceuticals Holdings, Inc. (a)	81,948
41,480	Forest Laboratories, Inc. (a)	1,229,467
385,122	Johnson & Johnson	24,208,769
212,854	King Pharmaceuticals, Inc. (a)	2,556,377
9,000	Kyorin Co., Ltd. (Japan) (c)	131,238
257,094	Merck & Co., Inc.	9,815,849
5,169	Mylan, Inc. (a)(b)	94,231

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Portfolio of Investments - January 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
64,344	Novartis AG (Registered Shares) (Switzerland) (c)	$3,446,276
3,142	Par Pharmaceutical Cos., Inc. (a)	82,697
791,595	Pfizer, Inc.	14,771,163
18,949	Roche Holding AG (Switzerland) (c)	3,182,412
3,108	Salix Pharmaceuticals Ltd. (a)(b)	90,940
137,200	Shire PLC (United Kingdom) (c)	2,718,702
1,895	Takeda Pharmaceutical Co., Ltd. (Japan) (c)	83,307
1,558	Valeant Pharmaceuticals International (a)	52,146
1,803	Warner Chilcott PLC (Class A) (Ireland) (a)	49,276
56,496	Watson Pharmaceuticals, Inc. (a)	2,167,752

		86,207,706

	Total Common Stocks (Cost $149,320,314)	167,109,742

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (5.8%)
	Securities Held as Collateral on Loaned Securities (5.1%)
	Repurchase Agreement (1.1%)
$1,895	Bank of America Securities LLC (0.12% dated 01/29/10, due 02/01/10; proceeds $1,894,770; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 08/01/33; valued at $1,932,646) (Cost $1,894,751)	1,894,751

NUMBER OF
SHARES (000)		VALUE
	Investment Company (4.0%)
6,731	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $6,731,041)	$6,731,041

	Total Securities Held as Collateral on Loaned Securities (Cost $8,625,792)	8,625,792

	Investment Company (0.7%)
1,141	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $1,140,975)	1,140,975

	Total Short-Term Investments (Cost $9,766,767)	9,766,767

Total Investments (Cost $159,087,081) (d)(e)	105.1%	176,876,509
Liabilities in Excess of Other Assets	(5.1)	(8,576,175)

Net Assets	100.0%	$168,300,334

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at January 31, 2010.
(c)	Securities with a total market value equal to $11,898,860 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 2.
(d)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,130,646 and the aggregate gross unrealized depreciation is $1,341,218 resulting in net unrealized appreciation of $17,789,428.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Portfolio of Investments - January 31, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at January 31, 2010:

		IN			UNREALIZED
CONTRACTS		EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
	$1,346,019	DKK	7,084,886	02/18/2010	$(26,981)
	$628,751	EUR	444,462	02/18/2010	(12,531)
CHF	7,049,160		$6,770,396	02/18/2010	124,110
DKK	7,084,886		$1,364,102	02/18/2010	45,063
EUR	1,900,793		$2,763,619	02/18/2010	128,288
GBP	835,650		$1,352,267	02/18/2010	16,674
GBP	840,934		$1,361,251	02/18/2010	17,211
JPY	41,614,680		$456,181	02/18/2010	(4,873)
JPY	12,299,718		$135,580	02/18/2010	(690)

Net Unrealized Appreciation					$286,271

Currency Abbreviations:

CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
Summary of Investments

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Pharmaceuticals	$86,207,706		51.2%
Health Care Providers & Services	32,088,381		19.1
Health Care Equipment & Supplies	23,968,087		14.3
Biotechnology	19,501,501		11.6
Life Sciences Tools & Services	5,278,584		3.1
Investment Company	1,140,975		0.7
Health Care Technology	65,483		—

	$168,250,717	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities and open forward foreign currency contracts with net unrealized appreciation of $286,271.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements

Statement of Assets and Liabilities
January 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $151,215,065) (including $8,494,177 for securities loaned)	$169,004,493
Investment in affiliate, at value (cost $7,872,016)	7,872,016
Unrealized appreciation on open forward foreign currency contracts	331,346
Receivable for:
Dividends	139,645
Foreign withholding taxes reclaimed	58,096
Shares of beneficial interest sold	24,265
Dividends from affiliate	53
Prepaid expenses and other assets	31,567

Total Assets	177,461,481

Liabilities:
Collateral on securities loaned, at value	8,625,792
Unrealized depreciation on open forward foreign currency contracts	45,075
Payable for:
Investment advisory fee	134,198
Shares of beneficial interest redeemed	108,125
Distribution fee	63,963
Transfer agent fee	36,747
Administration fee	11,678
Accrued expenses and other payables	135,569

Total Liabilities	9,161,147

Net Assets	$168,300,334

Composition of Net Assets:
Paid-in-capital	$143,675,638
Net unrealized appreciation	18,075,940
Accumulated net investment loss	(1,447,912)
Accumulated undistributed net realized gain	7,996,668

Net Assets	$168,300,334

Class A Shares:
Net Assets	$127,125,016
Shares Outstanding (unlimited shares authorized, $.01 par value)	9,871,799
Net Asset Value Per Share	$12.88

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.59

Class B Shares:
Net Assets	$32,155,163
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,988,103
Net Asset Value Per Share	$10.76

Class C Shares:
Net Assets	$8,694,992
Shares Outstanding (unlimited shares authorized, $.01 par value)	805,457
Net Asset Value Per Share	$10.80

Class I Shares:
Net Assets	$325,163
Shares Outstanding (unlimited shares authorized, $.01 par value)	24,001
Net Asset Value Per Share	$13.55

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2010 (unaudited)

Net Investment Loss:
Income
Dividends (net of $3,846 foreign withholding tax)	$1,515,789
Income from securities loaned – net	10,482
Dividends from affiliate	1,390

Total Income	1,527,661

Expenses
Investment advisory fee	775,547
Distribution fee (Class A shares)	153,638
Distribution fee (Class B shares)	183,454
Distribution fee (Class C shares)	43,282
Transfer agent fees and expenses	159,111
Administration fee	67,439
Shareholder reports and notices	57,155
Professional fees	43,761
Registration fees	23,186
Custodian fees	19,411
Trustees’ fees and expenses	12,025
Other	15,961

Total Expenses	1,553,970
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,355)

Net Expenses	1,552,615

Net Investment Loss	(24,954)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	18,863,228
Forward foreign currency contracts	(854,000)
Foreign currency translation	(17,146)

Net Realized Gain	17,992,082

Change in Unrealized Appreciation/Depreciation on:
Investments	2,257,079
Forward foreign currency contracts	521,581
Foreign currency translation	(4,355)

Net Change in Unrealized Appreciation/Depreciation	2,774,305

Net Gain	20,766,387

Net Increase	$20,741,433

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2010	JULY 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(24,954)	$(247,988)
Net realized gain (loss)	17,992,082	(3,709,236)
Net change in unrealized appreciation/depreciation	2,774,305	(38,793,423)

Net Increase (Decrease)	20,741,433	(42,750,647)

Distributions to Shareholders from Realized Gain:
Class A shares	(5,133,711)	(4,422,202)
Class B shares	(1,722,075)	(2,358,732)
Class C shares	(424,003)	(397,119)
Class I shares	(13,820)	(13,232)

Total Distributions	(7,293,609)	(7,191,285)

Net decrease from transactions in shares of beneficial interest	(9,455,589)	(26,016,675)

Net Increase (Decrease)	3,992,235	(75,958,607)
Net Assets:
Beginning of period	164,308,099	240,266,706

End of Period (Including accumulated net investment losses of $1,447,912 and $1,422,958, respectively)	$168,300,334	$164,308,099

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Health Sciences Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at January 31, 2010 were $8,494,177 and $8,687,581, respectively. The Fund received cash collateral of $8,687,581, of which $8,625,792 was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of January 31, 2010, there was uninvested cash of $61,789, which was not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2009, remains subject to examination by taxing authorities.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Biotechnology	$19,501,501	$19,501,501	$—	$ —
Health Care Equipment & Supplies	23,968,087	23,968,087	—	—
Health Care Providers & Services	32,088,381	31,713,692	374,689	—
Health Care Technology	65,483	65,483	—	—
Life Sciences Tools & Services	5,278,584	5,278,584	—	—
Pharmaceuticals	86,207,706	74,683,535	11,524,171	—

Total Common Stocks	167,109,742	155,210,882	11,898,860	—

Short-Term Investments
Repurchase Agreement	1,894,751	—	1,894,751	—
Investment Company	7,872,016	7,872,016	—	—

Total Short-Term Investments	9,766,767	7,872,016	1,894,751	—

Forward Foreign Currency Contracts	331,346	—	331,346	—

Total	$177,207,855	$163,082,898	$14,124,957	$ —

Liabilities:
Forward Foreign Currency Contracts	$(45,075)	$—	$(45,075)	$ —

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

Summarized below is a specific type of derivative financial instrument used by the Fund.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended January 31, 2010, the value of forward foreign currency contracts opened and closed were $143,033,884 and $144,673,330, respectively.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of January 31, 2010.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	$331,346	Unrealized depreciation on open forward foreign currency contracts	$(45,075)

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended January 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY

Foreign Currency Risk	$(854,000)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY

Foreign Currency Risk	$521,581

4. Investment Advisory/Administration and Sub-Advisory Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.92% to the portion of the daily net assets not exceeding $500 million; 0.87% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.845% to the portion of the daily net assets exceeding $1 billion.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund’s Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser, Sub-Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,038,923 at January 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

The Distributor has informed the Fund that for the six months ended January 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $559, $9,418 and $157, respectively and received $6,067 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2010, advisory fees paid were reduced by $1,355 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $1,390 for the six months ended January 31, 2010. During the six months ended January 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $72,410,744 and $72,390,422, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2010 aggregated $338,880,868 and $356,261,572, respectively.

For six months ended January 31, 2010, the Fund incurred brokerage commissions of $32,335 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2010, the Fund incurred brokerage commissions of $2,690 with Citigroup, Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $10,343. At January 31, 2010, the Fund had an accrued pension liability of $60,410, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2010		JULY 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	554,814	$7,029,731	1,525,063	$18,041,511
Conversion from Class B	61,301	777,401	152,746	1,771,637
Reinvestment of distributions	388,650	5,021,354	416,863	4,343,718
Redeemed	(1,005,614)	(12,633,650)	(2,187,626)	(25,145,687)

Net increase (decrease) – Class A	(849)	194,836	(92,954)	(988,821)

CLASS B SHARES
Sold	27,142	290,014	190,945	2,120,090
Conversion to Class A	(72,954)	(777,401)	(179,445)	(1,771,637)
Reinvestment of distributions	154,082	1,665,626	259,797	2,299,204
Redeemed	(990,894)	(10,521,503)	(2,705,136)	(26,747,127)

Net decrease – Class B	(882,624)	(9,343,264)	(2,433,839)	(24,099,470)

CLASS C SHARES
Sold	9,587	104,300	66,075	725,079
Reinvestment of distributions	37,267	403,971	43,021	382,028
Redeemed	(73,120)	(779,669)	(204,965)	(1,990,144)

Net decrease – Class C	(26,266)	(271,398)	(95,869)	(883,037)

CLASS I SHARES
Sold	1,470	20,014	1,993	22,607
Reinvestment of distributions	1,017	13,821	1,213	13,232
Redeemed	(5,172)	(69,598)	(6,821)	(81,186)

Net decrease – Class I	(2,685)	(35,763)	(3,615)	(45,347)

Net decrease in Fund	(912,424)	$(9,455,589)	(2,626,277)	$(26,016,675)

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements - January 31, 2010 (unaudited) continued

As of July 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales and the mark-to-market of open forward foreign currency exchange contracts.
10. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the six months ended January 31, 2010, the Fund did not have an expense offset.
11. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standard Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06 on the Fund’s financial statements.

Morgan Stanley Health Sciences Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010		2009	2008		2007		2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.84		$14.83	$17.14		$17.36		$18.79	$17.88

Income (loss) from investment operations:
Net investment income (loss)(1)	0.01		0.01	(0.06)		(0.09)		(0.08)	(0.16)
Net realized and unrealized gain (loss)	1.57		(2.55)	1.48		1.88		0.93	2.79

Total income (loss) from investment operations	1.58		(2.54)	1.42		1.79		0.85	2.63

Less distributions from net realized gain	(0.54)		(0.45)	(3.73)		(2.01)		(2.28)	(1.72)

Net asset value, end of period	$12.88		$11.84	$14.83		$17.14		$17.36	$18.79

Total Return(2)	13.33%(6)		(16.71)%	8.14%		10.81%		4.44%	15.02%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.64%(4	)(7)	1.65%(4)	1.50%(4)		1.54%(4)		1.53%	1.52%
Net investment income (loss)	0.17%(4	)(7)	0.11%(4)	(0.41)	%(4)	(0.51)	%(4)	(0.48)%	(0.87)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$127,125		$116,887	$147,765		$147,232		$165,347	$190,612
Portfolio turnover rate	205%(6)		274%	47%		62%		58%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010			2009		2008		2007		2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.01			$12.72		$15.29		$15.80		$17.42	$16.81

Income (loss) from investment operations:
Net investment loss(1)	(0.03)			(0.07)		(0.16)		(0.20)		(0.20)	(0.27)
Net realized and unrealized gain (loss)	1.32			(2.19)		1.32		1.70		0.86	2.60

Total income (loss) from investment operations	1.29			(2.26)		1.16		1.50		0.66	2.33

Less distributions from net realized gain	(0.54)			(0.45)		(3.73)		(2.01)		(2.28)	(1.72)

Net asset value, end of period	$10.76			$10.01		$12.72		$15.29		$15.80	$17.42

Total Return(2)	12.86%(6)			(17.30)%		7.30%		9.98%		3.70%	14.08%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.39%(4	)(7)		2.40%(4)		2.25%(4)		2.29%(4)		2.28%	2.27%
Net investment loss	(0.58)		%(4)(7)	(0.64)	%(4)	(1.16)	%(4)	(1.26)	%(4)	(1.23)%	(1.62)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$32,155			$38,740		$80,199		$110,970		$156,656	$219,875
Portfolio turnover rate	205%(6)			274%		47%		62%		58%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010			2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.04			$12.76		$15.33		$15.83		$17.45	$16.82

Income (loss) from investment operations:
Net investment loss(1)	(0.03)			(0.06)		(0.16)		(0.20)		(0.20)	(0.26)
Net realized and unrealized gain (loss)	1.33			(2.21)		1.32		1.71		0.86	2.61

Total income (loss) from investment operations	1.30			(2.27)		1.16		1.51		0.66	2.35

Less distributions from net realized gain	(0.54)			(0.45)		(3.73)		(2.01)		(2.28)	(1.72)

Net asset value, end of period	$10.80			$10.04		$12.76		$15.33		$15.83	$17.45

Total Return(2)	12.93%(6)			(17.32)%		7.29%		10.03%		3.70%	14.20%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.39%(4	)(7)		2.40%(4)		2.25%(4)		2.29%(4)		2.25%	2.22%
Net investment loss	(0.58)		%(4)(7)	(0.64)	%(4)	(1.16)	%(4)	(1.26)	%(4)	(1.20)%	(1.57)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$8,695			$8,350		$11,834		$13,242		$16,010	$20,891
Portfolio turnover rate	205%(6)			274%		47%		62%		58%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2010		2009	2008		2007		2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.42		$15.48	$17.72		$17.83		$19.20	$18.19

Income (loss) from investment operations:
Net investment income (loss)(1)	0.03		0.04	(0.03)		(0.04)		(0.04)	(0.11)
Net realized and unrealized gain (loss)	1.64		(2.65)	1.52		1.94		0.95	2.84

Total income (loss) from investment operations	1.67		(2.61)	1.49		1.90		0.91	2.73

Less distributions from net realized gain	(0.54)		(0.45)	(3.73)		(2.01)		(2.28)	(1.72)

Net asset value, end of period	$13.55		$12.42	$15.48		$17.72		$17.83	$19.20

Total Return(2)	13.44%(6)		(16.45)%	8.28%		11.16%		4.73%	15.28%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.39%(4	)(7)	1.40%(4)	1.25%(4)		1.29%(4)		1.28%	1.27%
Net investment income (loss)	0.42%(4	)(7)	0.36%(4)	(0.16)	%(4)	(0.26)	%(4)	(0.23)%	(0.62)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)		0.00%(5)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$325		$331	$469		$6,844		$8,120	$9,255
Portfolio turnover rate	205%(6)		274%	47%		62%		58%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Health Sciences Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Health Sciences Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in

Morgan Stanley Health Sciences Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Health Sciences Trust

Semiannual
Report

January 31, 2010

HCRSAN
IU10-01253P-Y03/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Health Sciences Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
March 23, 2010

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